OPERATING SEGMENTS (Schedule of Percentage of Non-Current Assets) (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity according to location	100.00%	100.00%	100.00%
United States [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity according to location	80.00%	79.00%	81.00%
Israel [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity according to location	20.00%	21.00%	19.00%